Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Changes In Environmental Accrued Liabilities
The following table details the changes in the environmental accrued liabilities:

(In millions)	2018	2017	2016
Balance at beginning of the year	$114.8	$114.9	$117.7
Environmental expenses	23.1	14.9	8.1
Net cash payments	(26.0)	(15.1)	(10.9)
Currency translation and other	—	0.1	—
Balance at end of year	$111.9	$114.8	$114.9